Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government institutions		$ 167	$ 191
Prepaid expenses		155	342
Advances to vendors		371	634
Other assets			458
Prepaid expenses and other current assets	$ 1,175	$ 693	$ 1,625